Employee benefits - Employee benefits - Current and Non-current - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Employee benefits [abstract]
Total employee benefits	€ 5,113	€ 4,176	€ 4,614
o/w non-current employee benefits	2,798	1,984	2,353	€ 2,670
o/w current employee benefits	€ 2,316	€ 2,192	€ 2,261